Business Combination (Tables)	12 Months Ended
Mar. 31, 2022
Business Combinations [Abstract]
Schedule of discounted cash flow method after considering a discount
Net liabilities acquired	$(11,544)

Goodwill	162,832
Non-controlling interests	(76,244)
Total	75,044

Purchase price – cash consideration	$75,044

Schedule of unaudited pro forma combined statements of operation presents
2021 Summary Statement of Operations	HAPPINESS BIOTECH GROUP LIMITED	DAJI	Combined

Revenue	$71,433,130	$175,425	$71,608,555

Net Income (Loss)	$683,926	$(2,333)	$681,593

Net Income (Loss) per ordinary share - basic and diluted	$0.03		$0.03

Weighted average ordinary shares - basic and diluted	26,160,270		26,160,270

2020 Summary Statement of Operations	HAPPINESS BIOTECH GROUP LIMITED	DAJI	Combined

Revenue	$65,061,953	$7,429	$65,069,382

Net Income (Loss)	$12,688,035	$(21)	$12,688,014

Net Income (Loss) per ordinary share - basic and diluted	$0.53		$0.53

Weighted average ordinary shares - basic and diluted	23,843,836		23,843,836

Schedule of discounted cash flow method after considering a discount
Fair value of total consideration transferred:
Equity instrument (4.2 million Class A Ordinary Shares issued)	$3,736,320
Cash consideration	7,492,391
Subtotal	$11,228,711

Recognized amounts of identifiable assets acquired and liability assumed:
Cash	$59,091
Current assets other than cash	13,591,825
Intangible asset – customer relationships	4,214,470
Current liabilities	(13,650,246)
Deferred tax liabilities	(1,053,617)
Total identifiable net assets	$3,161,523
Fair value of non-controlling interests*	4,010,254
Goodwill*	$12,077,442

Fair value of total consideration transferred:
Equity instrument (10 million Class A Ordinary Shares issued)	$3,650,000
Cash consideration	8,000,000

Subtotal	$11,650,000

Recognized amounts of identifiable assets acquired and liability assumed:
Cash	$1,164
Current assets other than cash	1,882,139
Property, plant and equipment, net	187
Intangible asset – customer relationships	4,582,227
Current liabilities	(1,829,733)
Deferred tax liabilities	(1,145,557)
Total identifiable net assets	$3,490,427
Fair value of non-controlling interests	-
Goodwill*	$8,159,573